EVENTS AFTER THE BALANCE SHEET DATE (Details Narrative) $ in Thousands	1 Months Ended
Jul. 31, 2021 USD ($)
Events After The Balance Sheet Date [Member] | SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Working capital	$ 34